Shareholder Report, Average Annual Return (Details) 190822_Brown Advisory Flexible Equity Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	10.36%	10.19%	15.33%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	22.32%	13.41%	15.51%